UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                               (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  04/30

Date of reporting period:   7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Martin Focused Value Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Common Stocks - 8.54%	Shares	Fair Value

Consumer Discretionary - 1.23%
Gildan Activewear, Inc.	5,450	$153,363

Industrials - 3.89%
Gentex Corp.	30,175	483,102

Information Technology - 3.42%
Hewlett-Packard Co.	23,300	424,992

TOTAL COMMON STOCKS (Cost $1,097,072)		1,061,457

	Principal
	Amount

U.S. Government Securities - 82.19%
U.S. Treasury Note, 1.375%, 01/15/2013	2,850,000	2,866,254
U.S. Treasury Note, 1.375%, 02/15/2013	7,300,000	7,348,764

TOTAL U.S. GOVERNMENT SECURITIES (Cost $10,214,896)		10,215,018

	Shares
Money Market Securities - 6.90%
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	857,012	$857,012

TOTAL MONEY MARKET SECURITIES (Cost $857,012)		857,012

Call Options Purchased - 1.58%	Outstanding Contracts

Standard & Poor's 500 Index, Call @ $1500, Expiring December 2012	164	196,800

TOTAL CALL OPTIONS PURCHASED (Cost $96,969)		196,800

TOTAL INVESTMENTS (Cost $12,265,949) - 99.21%		$12,330,287

Other assets less liabilities - 0.79%		98,124

TOTAL NET ASSETS - 100.00%		$12,428,411

(a) Variable rate security; the money market rate shown represents the rate at July 31, 2012.

Tax Related
Gross unrealized appreciation	$128,887
Gross unrealized (depreciation)	(64,549)
Net unrealized appreciation	$64,338

Aggregate cost of securities for income tax purposes	$12,265,949

See accompanying notes which are an integral part to these financial statements.

Martin Focused Value Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Call Options - The Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and

Martin Focused Value Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Martin Focused Value Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$1,061,457	$-	$-	$1,061,457
U.S. Government Securities	-	10,215,018	-	10,215,018
Money Market Securities	857,012		-	857,012
Call Options Purchased	196,800	-	-	196,800
Total	$2,115,269	$10,215,018	$-	$12,330,287
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the fiscal period ended July 31, 2012, the Fund had no transfers between levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Derivative Transactions – Call options purchased are represented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on option.

Please see the chart below for information regarding call options purchased for the Fund.

At July 31, 2012:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Call Options Purchased	Investment in Securities, at fair value	$196,800

For the period ended July 31, 2012 :
Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Risk: Call Options Purchased	Net realized and unrealized gain (loss) on investments	164	-	$-	$99,831

Toreador Large Cap Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Common Stocks - 93.56%	Shares	Fair Value

Consumer Discretionary - 10.69%
Harman International Industries, Inc.	30,945	$1,248,631
Kohl's Corp.	34,514	1,716,036
Omnicom Group, Inc.	8,606	431,849
O'Reilly Automotive, Inc. (a)	4,146	355,478
Priceline.com, Inc. (a)	619	409,617
Viacom, Inc. - Class B	7,819	365,225
Weight Watchers International, Inc.	4,163	210,648
		4,737,484

Consumer Staples - 1.32%
Herbalife Ltd.	2,719	149,246
Philip Morris International, Inc.	4,765	435,712
		584,958

Energy - 13.02%
Alpha Natural Resources, Inc. (a)	199,520	1,398,635
ConocoPhillips	21,661	1,179,225
Marathon Petroleum Corp.	10,063	475,980
Murphy Oil Corp.	17,248	925,528
Noble Corp.	38,159	1,411,883
Tesoro Corp.	13,684	378,363
		5,769,614

Financials - 29.27%
Aflac, Inc.	4,995	218,681
Allied World Assurance Company Holdings AG	3,260	245,902
Allstate Corp. / The	11,800	404,740
American Express Co.	7,078	408,471
Bank of America Corp.	688,522	5,053,751
Capital One Financial Corp.	6,731	380,234
CBOE Holdings, Inc.	15,085	429,923
Citigroup, Inc.	26,882	729,309
Discover Financial Services	12,822	461,079
JPMorgan Chase & Co.	13,174	474,264
MetLife, Inc.	65,675	2,020,820
Morgan Stanley	111,267	1,519,907
SLM Corp.	26,878	429,779
Torchmark Corp.	3,775	187,806
		12,964,666

See accompanying notes which are an integral part to these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Common Stocks - 93.56% - continued	Shares	Fair Value

Health Care - 15.65%
Abbott Laboratories	6,474	$429,291
Aetna, Inc.	7,904	285,018
AmerisourceBergen Corp.	10,659	423,162
Amgen, Inc.	3,491	288,357
Boston Scientific Corp. (a)	20,192	104,393
Celgene Corp. (a)	3,310	226,603
CIGNA Corp.	6,651	267,902
C. R. Bard, Inc.	2,519	244,998
Express Scripts Holding Co. (a)	2,804	162,464
Gilead Sciences, Inc. (a)	5,381	292,350
Laboratory Corporation of America Holdings (a)	4,462	375,210
Life Technologies Corp. (a)	6,421	281,753
McKesson Corp.	4,382	397,579
Medtronic, Inc.	21,897	863,180
Mylan, Inc. (a)	10,221	235,390
Pfizer, Inc.	55,090	1,324,364
St. Jude Medical, Inc.	19,494	728,296
		6,930,310

Industrials - 4.49%
Delta Air Lines, Inc. (a)	36,655	353,721
Dun & Bradstreet Corp. / The	2,380	190,852
Union Pacific Corp.	7,887	967,025
United Continental Holdings, Inc. (a)	16,618	313,914
URS Corp.	4,644	162,865
		1,988,377

Information Technology - 14.90%
Cisco Systems, Inc.	67,449	1,075,812
Corning, Inc.	64,419	735,021
Dell, Inc.	75,813	900,658
Fiserv, Inc. (a)	3,877	271,894
Hewlett-Packard Co.	97,952	1,786,644
Itron, Inc. (a)	4,524	176,300
LSI Corp. (a)	22,599	155,933
Mastercard, Inc. - Class A	592	258,449
Oracle Corp.	34,858	1,052,712
Tech Data Corp. (a)	3,693	185,019
		6,598,442

See accompanying notes which are an integral part to these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Common Stocks - 93.56% - continued	Shares	Fair Value

Materials - 3.02%
CF Industries Holdings, Inc.	2,125	$415,990
Freeport-McMoRan Copper & Gold, Inc.	27,341	920,571
		1,336,561

Utilities - 1.20%
AES Corp. / The	15,539	187,400
Public Service Enterprise Group, Inc.	10,372	344,765
		532,165

TOTAL COMMON STOCKS (Cost $42,621,591)		41,442,577

Exchange-Traded Funds - 4.14%
SPDR S&P 500 ETF Trust	13,304	1,832,094

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,783,898)		1,832,094

Money Market Securities - 2.22%
Huntington Money Market Fund - Trust Shares, 0.01% (b)	981,608	981,608

TOTAL MONEY MARKET SECURITIES (Cost $981,608)		981,608

TOTAL INVESTMENTS (Cost $45,387,097) - 99.92%		$44,256,279

Other assets less liabilities - 0.08%		36,469

TOTAL NET ASSETS - 100.00%		$44,292,748

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at July 31, 2012.

Tax Related
Unrealized appreciation		$3,000,413
Unrealized depreciation		(4,172,299)
Net unrealized depreciation		$(1,171,886)

Aggregate cost of securities for income tax purposes		$45,428,165

See accompanying notes which are an integral part to these financial statements.

Toreador Large Cap Fund
Notes to the Financial Statements
July 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
July 31, 2012
 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$41,442,577	$-	$-	$41,442,577
Exchange-Traded Funds	1,832,094	-	-	1,832,094
Money Market Securities	981,608	-	-	981,608

Total	$44,256,279	$-	$-	$44,256,279
* Refer to the Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended July 31, 2012, there were no transfers between levels.  The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 28, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date           09/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
John C. Swhear_
John C. Swhear, Interim President

Date           09/28/2012

By
Robert W. Silva
Robert W. Silva, Treasurer

Date           09/28/2012